CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 29, 2013 Successor [Member]	Mar. 30, 2012 Predecessor [Member]
Net (loss) income	$ (1,480)	$ 7,465
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(154)	147
Comprehensive (loss) income	$ (1,634)	$ 7,612